Business Combinations	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Business Combinations

Note 2. Business Combinations

Sports Innovation Lab Acquisition

On September 17, 2025, the Company acquired all outstanding equity interests in Sports Innovation Lab, Inc (“SIL”) for an aggregate consideration of $17.9 million including cash and contingent consideration of $14.3 million and $3.6 million, respectively. SIL, based in Boston, Massachusetts, is a fan intelligence and data analytics company that empowers brands, agencies, and sports organizations to understand and engage modern sports audiences. The Company incurred preliminary transaction costs of $1.9 million in connection with the acquisition of SIL which was recorded in transaction expenses in the consolidated statements of operations. In allocating consideration transferred based on preliminary estimated fair values, the Company recorded $6.5 million of newly acquired intangible Technology assets and $12.0 million of goodwill. The goodwill is not deductible for U.S. income tax purposes.